Segment Information - Schedule of Revenues are Attributed to Geographic Locations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	$ 1,492,761	$ 19,374,904	$ 510,624
PRC
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	1,116,770	10,901,142	365,620
Outside Mainland China
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	$ 375,991	$ 8,473,762	$ 145,004